Consolidated Statements of Changes in Equity - USD ($)	Preferred shares	Ordinary shares	Subscription receivable	Receivables from a shareholder	Additional paid-in capital	Statutory reserve	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Total shareholders’ equity	Non- controlling interests	Total
Balance at Sep. 30, 2018		$ 7,800	$ (7,800)	$ (3,602,677)	$ 7,816,422		$ (96,825)	$ (464,107)	$ 3,652,813	$ 2,966,167	$ 6,618,980
Balance (in Shares) at Sep. 30, 2018		7,800,000
Capital contribution					4,261,636				4,261,636		4,261,636
Non-controlling interest contribution										728,741	728,741
Appropriation of statutory reserve						187,973	(187,973)
Net income (loss)							1,738,123		1,738,123	453,314	2,191,437
Collection of receivable from a shareholder				(1,233,243)					(1,233,243)		(1,233,243)
Collection of receivable from a shareholder (in Shares)
Foreign currency translation adjustment								(192,550)	(192,550)	(44,016)	(236,566)
Balance at Sep. 30, 2019		$ 7,800	(7,800)	(4,835,920)	12,078,058	187,973	1,453,325	(656,657)	8,226,779	4,104,206	12,330,985
Balance (in Shares) at Sep. 30, 2019		7,800,000
Appropriation of statutory reserve						24,869	(24,869)
Net income (loss)							147,174		147,174	129,748	276,922
Collection of receivable from a shareholder				98,399					98,399		98,399
Collection of receivable from a shareholder (in Shares)
Foreign currency translation adjustment								397,110	397,110	41,729	438,839
Balance at Sep. 30, 2020		$ 7,800	(7,800)	(4,737,521)	12,078,058	212,842	1,575,630	(259,547)	8,869,462	4,275,683	13,145,145
Balance (in Shares) at Sep. 30, 2020		7,800,000
Appropriation of statutory reserve						20,571	(20,571)
Issued shares of ordinary shares, net of offering cost		$ 5,827			20,181,990				20,187,817		20,187,817
Issued shares of ordinary shares, net of offering cost (in Shares)		5,826,891
Net income (loss)							(2,978,673)		(2,978,673)	(434,971)	(3,413,644)
Collection of receivable from a shareholder				1,585,342					1,585,342		1,585,342
Change in un realized fair value gain on investments								58,461	58,461		58,461
Foreign currency translation adjustment								795,593	795,593	177,786	973,379
Balance at Sep. 30, 2021		$ 13,627	$ (7,800)	$ (3,152,179)	$ 32,260,048	$ 233,413	$ (1,423,614)	$ 594,507	$ 28,518,002	$ 4,018,498	$ 32,536,500
Balance (in Shares) at Sep. 30, 2021		13,626,891